LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(5,212,879)	(4,871,387)	(9,257,598)
Effect of dilutive potential ordinary shares:
Fair value change of Preferred Shares	(4,117,648)	(4,101,000)	N/A
Loss for the year for the purpose of diluted loss per share	(9,330,527)	(8,972,387)	(9,257,598)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	15,664,305	9,514,886	9,497,240
Effect of dilutive potential ordinary shares:
Preferred Shares – post-recapitalization	1,861,766	2,460,000	N/A
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	17,526,071	11,974,886	9,497,240